Label	Element	Value
AllianzGI Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Multi-Asset Real Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation emphasizing inflation-adjusted returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 299 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2016 was 60% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s objective is long-term capital appreciation emphasizing inflation-adjusted returns. In seeking to achieve this objective, the Fund focuses on asset classes that are highly correlated to inflation. The portfolio managers believe that the following selected asset classes can provide attractive returns in inflationary environments.

Commodities investments can track inflation because commodity prices drive input costs, which in turn influence Consumer Price Index (CPI) changes.

Real Estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, can provide a link to inflation (e.g., if property owners are able to raise rents to offset rising input costs.)

Global resource equities are linked to inflation because resource-related businesses typically provide productivity-enhancing inputs and generally are able to benefit from rising raw material prices and by including any cost increases associated with inflation to the final costs charged to customers.

Treasury Inflation Protected Securities (TIPS) are debt securities with notional amounts that are directly linked to the development of CPI measures. As such, TIPS can be used directly to hedge against inflation.

The portfolio managers believe that they can enhance the Fund’s ability to meet its objective by building a diversified portfolio with multiple asset classes that have different risk and return profiles but are highly correlated to inflation. The Fund mainly invests in active or passive mutual funds, exchange traded funds (ETFs), stocks, fixed income securities, and derivatives. The Fund, as long as it remains small, will gain exposure to the desired asset classes partially through acquired funds. As the Fund grows in size, it will seek to achieve economies of scale by investing to an increasing degree directly in individual securities and other instruments. The portfolio managers also may allocate a portion of the portfolio to U.S. and non-U.S. equities and fixed income securities, among other investments, and such allocations would be separate from the Fund’s exposure to the current primary asset classes associated with inflation (i.e., TIPS, real estate-related investments, commodities and global resource equities).

The portfolio managers apply an active asset allocation approach based on their assessments of market cycles, economic cycles, and asset class valuations to enhance the risk and return profile of the Fund.

The Fund may invest using a “fund of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing largely or entirely in other funds. The Fund may invest up to 10% of its assets in unaffiliated investment companies. The Fund may invest in issuers of any capitalization and may participate in initial public offerings (IPOs). The Fund may invest significantly in short-term inflation-linked bonds, equities, and U.S. and non-U.S. government bonds. The Fund also may invest in fixed income securities of any duration as well as high yield or junk bonds. In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, futures contracts (including stock index and other types of futures), warrants and other derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Tax Risk:  Income from commodity-linked investments may limit the Fund’s ability to qualify as a “regulated investment company” for U.S. federal income tax purposes.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2016–06/30/2016	6.49%
Lowest 07/01/2015–09/30/2015	-9.38%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.38%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/16)
AllianzGI Multi-Asset Real Return Fund | Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Custom Real Asset Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Lipper Alternative Global Macro Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.55%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(7.17%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.38%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,116
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	683
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,801
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,116
Annual Return 2013	rr_AnnualReturn2013	2.13%
Annual Return 2014	rr_AnnualReturn2014	(4.50%)
Annual Return 2015	rr_AnnualReturn2015	(12.24%)
Annual Return 2016	rr_AnnualReturn2016	9.24%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.56%)
AllianzGI Multi-Asset Real Return Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
AllianzGI Multi-Asset Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.89%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.76%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.13%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,975
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,599
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,138
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.55%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(7.17%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.38%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 387
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,054
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,024
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	387
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,054
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,604
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,024
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.79%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.66%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,689
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,545
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,689
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,176
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,545
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
AllianzGI Multi-Asset Real Return Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.84%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.61%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,199
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	125
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,199
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,575
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to waive, through January 31, 2018, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, Acquired Fund Fees and Expenses, and certain credits and other expenses, exceed 0.85% for Class A shares, 1.60% for Class C shares, 0.85% for Class T shares, 0.60% for Institutional Class shares and 0.70% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.